PROVISION FOR LITIGATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
ProvisionForLegalLitigation	$ 22,175	$ 22,175
Assets		32,957	$ 41,560
Property, plant and equipment		3,564	$ 9,044	$ 25,830
San Pedro [Member]
IfrsStatementLineItems [Line Items]
Assets		1,200
Property, plant and equipment		1,100
Value added tax recoverable		$ 100
Platosa Project Net Smelter Return [Member]
IfrsStatementLineItems [Line Items]
Minimum payment for plaintiff		$ 2.5
Interest rate of plaintiff		3.00%
Payment for royalty		$ 500
Description of plaintiff an award of damages		The Plaintiff was initially awarded damages of $700 in the court of first instance in Torreón, Coahuila. Both San Pedro and the Plaintiff appealed the decision to the Second District State Court in the Judicial District of Torreón. That Court confirmed the initial decision but, subsequently, pursuant to an order obtained by the Plaintiff, granted the Plaintiff an award